Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Transition 2025 Fund))	0 Months Ended
	Jun. 27, 2012
S&P 500 Index
Average Annual Return:
1 Year	2.11%
5 Years (or life of class, if less)	0.76%	[1]
Barclays Capital Aggregate Bond Index
Average Annual Return:
1 Year	7.84%
5 Years (or life of class, if less)	6.17%	[1]
Class A
Average Annual Return:
1 Year	(10.90%)
5 Years (or life of class, if less)	(4.50%)
Inception Date	Mar. 04, 2008
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(11.17%)
5 Years (or life of class, if less)	(4.74%)
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	(6.85%)
5 Years (or life of class, if less)	(3.86%)
Class B
Average Annual Return:
1 Year	(11.00%)
5 Years (or life of class, if less)	(4.55%)
Inception Date	Mar. 04, 2008
Class C
Average Annual Return:
1 Year	(7.26%)
5 Years (or life of class, if less)	(3.77%)
Inception Date	Mar. 04, 2008
Class N
Average Annual Return:
1 Year	(6.60%)
5 Years (or life of class, if less)	(3.21%)
Inception Date	Mar. 04, 2008
Class Y
Average Annual Return:
1 Year	(5.07%)
5 Years (or life of class, if less)	(2.59%)
Inception Date	Mar. 04, 2008

[1]	From 02/29/08.